EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Basic and diluted earnings per share [Abstract]
Net loss attributable to members of the Parent Entity used in calculating basic and diluted earnings per share	$ (13,097)	$ (7,115)	$ (5,955)
Weighted average number of Ordinary Shares used in calculating basic and diluted loss per share (in shares)	456,480,000	326,101,000	213,376,000
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	42,188,888
Anti-dilutive employee rights (in shares)	16,395,000
Potential shares considered anti-dilutive (in shares)	58,583,888	19,438,444
Employee Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	2,300,000
Lender Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	33,888,888
Underwriter Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive options (in shares)	6,000,000